STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Revenue
Oil and gas sales
Operating expenses:
Lease operating expenses
Production taxes
General and administrative expenses	220,063	941,383	1,011,016
Depreciation and amortization		1,970	449
Total operating expenses	220,063	943,353	1,011,465
(Loss) from operations	(220,063)	(943,353)	(1,011,465)
Other income
Other Income		22,000
Interest income		2,014	2,437
Total other income		24,014	2,437
(Loss) from continuing operations before income taxes	(220,063)	(919,339)	(1,009,028)
Income taxes
Net (loss) from continuing operations	(220,063)	(919,339)	(1,009,028)
Discontinued operations
Income from operations of discontinued property			27,741
Gain on disposal of property		127,478
Income from discontinued operations		127,478	27,741
Net (loss)	$ (220,063)	$ (791,861)	$ (981,287)
Net (loss) from continuing operations	$ (0.03)	$ (0.08)	$ (0.11)
Net income from discontinued operations
Basic		$ 0.01	$ 0
Diluted		$ 0.01	$ 0
Net (loss)	$ (0.03)	$ (0.07)	$ (0.11)
Weighted average number of common shares
Basic	8,081,137	11,218,180	9,222,607
Diluted	8,081,137	11,218,180	9,222,607